Trading assets and liabilities (Detail 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative, Notional Amount	$ 204,420	$ 102,302
Asset, Fair Value	119	21
Liability, Fair Value	32,304	5,584
Interest Rate Swap [Member]
Derivative, Notional Amount	35,291	17,000
Asset, Fair Value	0	0
Liability, Fair Value	100	748
Cross Currency Interest Rate Swap [Member]
Derivative, Notional Amount	155,081	85,163
Asset, Fair Value	49	21
Liability, Fair Value	32,182	4,836
Future [Member]
Derivative, Notional Amount	6,896	139
Asset, Fair Value	20	0
Liability, Fair Value	0	0
Forward Foreign Exchange [Member]
Derivative, Notional Amount	7,152	0
Asset, Fair Value	50	0
Liability, Fair Value	$ 22	$ 0